Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Value of Goodwill by Reportable Segment	The following is a summary of the changes in the carrying value of goodwill, by reportable segment, for fiscal 2025 and 2024:

(in thousands)	U.S. Healthcare Solutions	International Healthcare Solutions	Total
Goodwill as of September 30, 2023	$6,205,774	$3,368,343	$9,574,117
Purchase accounting adjustments	—	(12,904)	(12,904)
Goodwill recognized in connection with acquisitions	—	18,712	18,712
Goodwill impairment	—	(418,000)	(418,000)
Foreign currency translation	2,748	153,354	156,102
Goodwill as of September 30, 2024	6,208,522	3,109,505	9,318,027
Goodwill recognized in connection with acquisitions	4,896,085	123,112	5,019,197
Goodwill impairment	—	(723,884)	(723,884)
Foreign currency translation	383	62,797	63,180
Goodwill as of September 30, 2025	$11,104,990	$2,571,530	$13,676,520
The carrying values of goodwill as of September 30, 2025 and 2024 are net of the following accumulated impairments:

(in thousands)	U.S. Healthcare Solutions	International Healthcare Solutions
Accumulated impairment losses as of September 30, 2025	$—	$1,217,820
Accumulated impairment losses as of September 30, 2024	$—	$493,936

Schedule of Other Intangible Assets - Indefinite-lived
The following is a summary of other intangible assets:

	September 30, 2025				September 30, 2024
(dollars in thousands)	Weighted Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Indefinite-lived trade name		$17,000	$—	$17,000	$17,000	$—	$17,000
Finite-lived:
Customer relationships	12 years	5,250,912	(1,860,484)	3,390,428	5,090,864	(1,536,081)	3,554,783
Trade names and other	11 years	1,457,176	(1,090,423)	366,753	1,259,954	(830,691)	429,263
Total other intangible assets		$6,725,088	$(2,950,907)	$3,774,181	$6,367,818	$(2,366,772)	$4,001,046

Schedule of Other Intangible Assets - Finite-lived
The following is a summary of other intangible assets:

	September 30, 2025				September 30, 2024
(dollars in thousands)	Weighted Average Remaining Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Indefinite-lived trade name		$17,000	$—	$17,000	$17,000	$—	$17,000
Finite-lived:
Customer relationships	12 years	5,250,912	(1,860,484)	3,390,428	5,090,864	(1,536,081)	3,554,783
Trade names and other	11 years	1,457,176	(1,090,423)	366,753	1,259,954	(830,691)	429,263
Total other intangible assets		$6,725,088	$(2,950,907)	$3,774,181	$6,367,818	$(2,366,772)	$4,001,046